S000052306 [Member] Average Annual Total Returns - UBS Prime Reserves Fund	12 Months Ended	60 Months Ended	119 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	3.21%	2.21%
Performance Inception Date			Jan. 19, 2016